Leases (Details) - Schedule of the components of lease cost - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Operating Lease [Member]
Leases (Details) - Schedule of the components of lease cost [Line Items]
Operating lease cost	$ 854	$ 853	$ 1,719	$ 1,676
Short-term lease cost	80	70	137	283
Finance Lease [Member]
Financing lease cost:
Amortization of finance leased assets	365	635	776	1,289
Interest of lease liabilities	$ 22	$ 227	$ 59	$ 467